RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with our limited partnership agreement. Director fees of less than $1 million were incurred during the three and six-month periods ended June 30, 2024 (2023: $1 million).
Since inception, Brookfield Infrastructure has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Providers”), which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Providers equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. The Base Management Fee was $89 million and $183 million, respectively, for the three and six-month periods ended June 30, 2024 (2023: $106 million and $206 million). As of June 30, 2024, $87 million was outstanding as payable to the Service Providers (December 31, 2023: $97 million).
For purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holding LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
As of June 30, 2024, Brookfield Infrastructure had a loan payable of approximately $25 million to a subsidiary of Brookfield (December 31, 2023: $35 million).
Brookfield Infrastructure, from time to time, will place deposits with, or receive deposits from, Brookfield. As at June 30, 2024, our net deposit from Brookfield was $nil (December 31, 2023: $nil) and Brookfield Infrastructure incurred interest expense of $nil for the three and six-month period ended June 30, 2024 (2023: $nil). Deposits bear interest at market rates.
Brookfield Infrastructure has entered into a $1 billion revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. As of June 30, 2024, there were no borrowings outstanding (December 31, 2023: $nil).
As at June 30, 2024, Brookfield Infrastructure had approximately $140 million of borrowings outstanding to subsidiaries and associates of Brookfield (December 31, 2023: $110 million) and approximately $165 million of net payables to subsidiaries of Brookfield (December 31, 2023: $300 million).
Brookfield Infrastructure’s subsidiaries provide heating, cooling, connection, port marine and natural gas services on market terms in the normal course of operations to subsidiaries and associates of Brookfield. For the three and six-month periods ended June 30, 2024, revenues of approximately $2 million and $5 million were generated (2023: approximately $7 million and $9 million).
Brookfield Infrastructure’s subsidiaries purchase power, lease office space and obtain construction, consulting and engineering services in the normal course of operations on market terms from subsidiaries and associates of Brookfield. For the three and six-month periods ended June 30, 2024, expenses of $32 million and $65 million, respectively were incurred (2023: $34 million and $69 million).
In addition, subsidiaries of Brookfield Infrastructure reported lease assets and liabilities of $12 million at June 30, 2024 (December 31, 2023: $12 million) with a subsidiary of Brookfield.
On March 28, 2023, subsidiaries of the partnership entered into concurrent loan agreements with an affiliate of Brookfield for total proceeds of $500 million. On May 24, 2024, the maturity of these loans were extended to May 24, 2029 with interest accruing at SOFR plus 210 basis points per annum until May 24, 2026 and SOFR plus 475 basis points per annum thereafter until maturity. These loans are non-recourse to the partnership and are presented as non-recourse borrowings on the Consolidated Statement of Financial Position. For the three and six-month periods ended June 30, 2024, interest expense of $8 million and $16 million were incurred (2023: $9 million for both periods).
On August 31, 2023, the partnership sold its 7.9% effective interest in its Australian regulated utility operation to an affiliate of Brookfield for net proceeds of approximately $435 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $30 million in other income (expense) on the Consolidated Statement of Operating Results and accumulated currency translation losses of $28 million were reclassified from accumulated other comprehensive income to other income (expense) on the Consolidated Statements of Operating Results.
On June 10, 2024, the partnership terminated its voting agreement over its Peruvian toll road operations, maintaining all control by Brookfield. On deconsolidation, the partnership assessed the fair value of the Peruvian toll road operations and concluded that its recoverable amount was higher than its carrying amount. On deconsolidation, the partnership’s interest in its Peruvian toll road operation has been recognized as a financial asset